AdvisorDesigns® Variable Annuity	AdvisorDesigns® Variable Annuity
Issued by:	Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001	First Security Benefit Life Insurance and Annuity Company of New York 350 Park Avenue, 14th Floor New York, NY 10022

Supplement Dated September 14, 2015
To Current Prospectus

Important Information about

Direxion Dynamic VP HY Bond

This Supplement updates certain information in the Prospectus. Please read this Supplement carefully and retain it for future use.

Effective October 16, 2015, the Direxion Dynamic VP HY Bond Subaccount (the “Subaccount”) will no longer be available as an investment option under your Contract. The underlying fund of the Subaccount, the Direxion VP HY Bond (the “Fund”), is expected to be liquidated on or about October 30, 2015.

If you have allocated Contract Value to the Subaccount, you may want to consider transferring your Contract Value to another available subaccount prior to October 30, 2015. Should you choose to request such a transfer, there will be no fees, charges, tax effects, penalties or alteration of your rights for transferring Contract Value from the Subaccount to another subaccount, and such a transfer will not count toward any transfer limit under your Contract.

If a transfer request is not received by the close of business on October 29, 2015, Security Benefit Life Insurance Company will re-allocate Contract Value allocated to the Subaccount and redemption proceeds received upon the Fund’s liquidation to the Rydex VIF U.S. Government Money Market Subaccount, which invests in the Rydex VIF U.S. Government Money Market Fund. The investment objective of the U.S. Government Money Market Fund is to seek to provide security of principal, high current income, and liquidity. In addition, if you have selected the Subaccount as part of a Dollar Cost Averaging, Asset Allocation or Rebalancing Program and you do not contact us to change your allocation, future transactions that would have been allocated to the Subaccount will be allocated to the Rydex VIF U.S. Government Money Market Subaccount.

More detailed information regarding the investment objective, policies, risks, and expenses associated with the Rydex VIF U.S. Government Money Market Fund, and other relevant information, may be found in the respective fund prospectus. The prospectus for an Underlying Fund should be read in conjunction with the Contract Prospectus. You may contact Security Benefit Life Insurance Company or First Security Benefit Life Insurance and Annuity Company of New York to obtain additional information, including a transfer request form or copies of the fund prospectus(es).

Below is a summary of the Subaccounts available under the Contract. There can be no assurance that any of the Underlying Funds will achieve its objective. More detailed information is contained in the prospectuses of the Underlying Funds, including information on the risks associated with the investments and investment techniques.

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation	The Boston Company Asset Mgmt., LLC
Federated Fund for U.S. Government Securities II	II	Seeks to provide current income.	Federated Inv. Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income.	Federated Inv. Mgmt. Co.
Fidelity® VIP Contrafund®	Service Class 2	The fund seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Growth Opportunities	Service Class 2	The fund seeks to provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Index 500	Service Class 2	The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt., LLC and FMR Co., Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	The fund seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	Fidelity Inv. Money Mgmt., Inc. and other investment advisers
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Global Diversified Equity		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF CLS AdvisorOne Growth and Income		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF CLS AdvisorOne Global Growth		Seeks to provide total return, consisting of capital growth and income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks to provide total return, comprised of capital appreciation and income.	Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. American Franchise	Series I	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Neuberger Berman AMT Large Cap Value	I	Seeks long-term growth of capital.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT Low Duration	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Rydex VIF Banking		Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks to provide investment results that correlate to the performance of S&P GSCITM Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Dow 2x Strategy
Seeks to provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objestive over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy		Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy		Seeks to provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Guggenheim Investments
Rydex VIF Financial Services		Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
Rydex VIF Government Long Bond 1.2x Strategy
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care		Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF Internet		Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VIF Inverse Dow 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse Government Long Bond Strategy
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid-Cap Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Japan 2x Strategy		Seeks to provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure		Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Mid-Cap 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater th an one day.
Guggenheim Investments
Rydex VIF NASDAQ-100®		Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Guggenheim Investments
Rydex VIF NASDAQ-100® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate		Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VIF Russell 2000® 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Russell 2000® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Strengthening Dollar 2x Strategy
Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
			Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
			Guggenheim Investments
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Seeks to provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
			Guggenheim Investments
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Inv. Counsel, LLC
Wells Fargo Advantage Opportunity VT	2	Long-term capital appreciation	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.

Please Retain This Supplement For Future Reference